SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 94,155	$ 80,618
Less: allowance for obsolete and slow-moving inventories	(2,391)	(1,777)
Service inventories, net	91,764	78,841
Spare Parts [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	54,739	39,428
Chemicals [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	24,589	22,852
Raw Materials [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	911	2,441
Consumables [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 13,916	$ 15,897